Financial Risks - Summary of Length of Time an Available-for-Sale Security (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ (121)	€ (272)
Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(89)	(992)
Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(35)	(227)
Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(2)	(504)
Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(52)	(261)
Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(121)	(272)
Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(7)	(58)
Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(4)	(96)
Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(110)	(119)
Carrying value [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	608	2,069
Carrying value [member] | Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	3,799	22,012
Carrying value [member] | Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	2,178	8,354
Carrying value [member] | Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	128	9,976
Carrying value [member] | Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,493	3,681
Carrying value [member] | Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	608	2,069
Carrying value [member] | Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	132	977
Carrying value [member] | Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	45	609
Carrying value [member] | Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ 432	€ 483